Note 20 - Management of Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
20.	Management of capital

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue acquisition, exploration and development of resource properties, and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The capital of the Company is determined as follows:

	Year ended December 31,
	2017	2016
Equity	$99,587	$61,947
Less cash	2,474	2,457
	$97,113	$59,490

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may
issue new shares or debt, acquire or dispose of assets or adjust the amount of cash and investments.

In order to maximize ongoing development efforts, the Company does not
pay out dividends, does
not
have any long-term debt and is
not
subject to any externally imposed capital requirements.

The Company currently has sufficient working capital and is able to meet its ongoing current obligations as they become due. However, the Company will likely require additional capital in the future to meet its project related expenditures. Future liquidity will depend upon the Company’s ability to arrange additional debt or equity financing, as the Company relies on equity financings to fund its exploration and corporate activities.